Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Taxes (Textual)
Effective income tax rate reconciliation at federal statutory income tax rates		21.00%	21.00%
Operating loss carryforwards			$ 5,828,000
Additional net operating loss		$ 2,675,000
Net operating loss tax benefit	$ 549,000	562,000
Future taxable income	675,000	281,000
Federal taxable income net operating loss	1,400,000	1,400,000
Taxable income	$ 5,964,000	$ 5,961,000
Allowance of DTA	100.00%	100.00%
Increase in valuation allowance		$ 3,861,000
Tax benefit derived from such NOL	$ 115,000
Net operating loss	1,000
Deferred tax assets amount	270,000
PRC [Member]
Income Taxes (Textual)
Additional net operating loss		133,000
Net operating loss tax benefit	3,000	33,000
U.S. [Member]
Income Taxes (Textual)
Future taxable income	$ 7,005,000	$ 6,456,000